Share Based Payments (Schedule of Outstanding Units Activity) (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020 EquityInstruments	Sep. 30, 2020 USD ($) EquityInstruments	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) EquityInstruments
Deferred Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options, beginning		961,871	961,871	850,067
Granted, other units			162,648	111,804
Outstanding, other than options, ending			1,124,519	961,871
Outstanding, beginning balance, fair value		$ 3,918,000	$ 3,918,000	$ 3,116,000
Fair Value, granted, other units			383,000	455,000
Change in fair value, other units			4,938,000	347,000
Outstanding, ending balance, fair value			$ 9,239,000	$ 3,918,000
Cash Settled, Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options, beginning		392,435	392,435	659,385
Granted, other units			1,056,207	139,661
Paid, other units			(81,152)	(406,611)
Outstanding, other than options, ending			1,367,490	392,435
Outstanding, beginning balance, fair value		$ 1,157,000	$ 1,157,000	$ 2,057,000
Fair Value, granted, other units			2,489,000	506,000
Fair Value, Paid in Cash, other units			(257,000)	(1,466,000)
Change in fair value, other units			2,003,000	60,000
Outstanding, ending balance, fair value			5,392,000	$ 1,157,000
Fair value, Current portion			(3,128,000)
Fair value, Non-current portion			$ 2,264,000
Equity Settled, Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options, beginning		1,166,912	1,166,912	734,631
Granted, other units			815,220	633,914
Paid, other units			(448,766)	(201,633)
Outstanding, other than options, ending			1,533,366	1,166,912
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, other units | EquityInstruments	0	0		422,609
Equity Settled, Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options, beginning		1,274,450	1,274,450	1,002,166
Granted, other units				422,609
Paid, other units			(243,782)	(150,325)
Forfeited or cancelled, other units			(191,498)
Outstanding, other than options, ending			839,170	1,274,450